ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2021
Disclosure Accounts Payable and Accured Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
The company's accounts payable and accrued liabilities are as follows:

(MILLIONS)	June 30, 2021	December 31, 2020
Operating accrued liabilities	$235	$203
Accounts payable	137	114
Interest payable on borrowings	66	65
BEPC exchangeable shares distributions payable(1)	16	11
Current portion of lease liabilities	26	30
Other	29	27
	$509	$450
(1)Includes amounts payable only to external shareholders. Amounts payable to Brookfield and the partnership are included in due to related parties.